Consolidated and carve-out statements of changes in equity - USD ($) $ in Thousands	Total	Net parent investment	Share capital	Capital Reserves (Reserves)	Foreign exchange (FX) translation (Reserves)	Accumulated losses
Balance at beginning of year at Dec. 31, 2018	$ 11,243	$ 11,243	$ 0	$ 0	$ 0	$ 0
Net loss	(23,481)	(6,803)				(16,678)
Other comprehensive income/(loss)	(340)	40			228	(608)
Total comprehensive loss	(23,821)	(6,763)			228	(17,286)
Expenses and payments incurred by parent on behalf of Apraglutide Business (Note 2)	8,266	8,266
Reclassification of Net parent investment to capital reserves	0	(12,746)		12,746
Issuance of share capital and capital contribution upon separation (Note 18)	14,616		474	14,142
Share capital increase (Note 18)	18		18
Share based payments (Note 11)	1,577					1,577
Capital distribution to shareholders on receipt of convertible loans (Note 24)	(2,637)			(2,637)
Transaction costs due to capital increase	0
Total balance at end of the year at Dec. 31, 2019	9,262	0	492	24,251	228	(15,709)
Balance at beginning of year at Dec. 31, 2018	11,243	11,243	0	0	0	0
Capital distribution to shareholders on receipt of convertible loans (Note 24)				(3,058)
Total balance at end of the year at Dec. 31, 2020	32,238	0	1,370	100,904	1,029	(71,065)
Balance at beginning of year at Dec. 31, 2019	9,262	0	492	24,251	228	(15,709)
Net loss	(59,943)					(59,943)
Other comprehensive income/(loss)	(57)				801	(858)
Total comprehensive loss	(60,000)				801	(60,801)
Share capital increase (Note 18)	55,137		650	54,487
Share based payments (Note 11)	5,445					5,445
Capital distribution to shareholders on receipt of convertible loans (Note 24)	(421)			(421)
Conversion of convertible loans (Note 24)	24,148		228	23,920
Transaction costs due to capital increase	(1,333)			(1,333)
Total balance at end of the year at Dec. 31, 2020	32,238	0	1,370	100,904	1,029	(71,065)
Net loss	(87,009)					(87,009)
Other comprehensive income/(loss)	1,310				853	457
Total comprehensive loss	(85,699)				853	(86,552)
Share capital increase (Note 18)	154,125		486	153,639
Share based payments (Note 11)	24,901					24,901
Issue of treasury shares to employees (note 11)	(148)		3	(151)
Transaction costs due to capital increase	(13,136)			(13,136)
Settlement of contingent consideration liabilities in shares (Note 19)	2,270		31	2,239
Issuance of share capital upon asset acquisition (Note 6)	1,448		10	1,438
Total balance at end of the year at Dec. 31, 2021	$ 115,999	$ 0	$ 1,900	$ 244,933	$ 1,882	$ (132,716)